Cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of cash and bank balances
	2024	2023
	USD	USD

Cash and bank balances	872,051	494,180